ORGANIZATION AND BASIS OF PRESENTATION (Details)	12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Ms. Peggy Yu Yu and Mr. Guoqing Li [Member] CNY	Dec. 31, 2014 Beijing Dangdang Information Technology Co., Ltd. [Member]	Dec. 31, 2014 Wuxi Dangdang Information Technology Co., Ltd. [Member]	Dec. 31, 2014 Dangdang Information Technology (Tianjin) Co., Ltd. [Member]	Dec. 31, 2014 Beijing Dangdang Kewen E-Commerce Co., Ltd. [Member]	Dec. 31, 2014 Wuxi Dangdang Kewen E-Commerce Co., Ltd. [Member]	Dec. 31, 2014 Affiliated PRC Entities [Member] USD ($)	Dec. 31, 2014 Affiliated PRC Entities [Member] CNY	Dec. 31, 2013 Affiliated PRC Entities [Member] CNY	Dec. 31, 2012 Affiliated PRC Entities [Member] CNY
Noncontrolling Interest [Line Items]
Percentage of Ownership by the Company						100.00%	99.00%	99.00%
Notes receivable from Ms. Yu Yu and Mr. Guoqing Li					20,000,000
Performance fee, percentage of total revenue									5.00%
Current assets	677,722,000	4,204,989,000	3,343,387,000								156,308,000	969,831,000	453,323,000
Non-current assets	49,959,000	309,978,000	291,070,000								3,593,000	22,293,000	324,000
Total assets	727,681,000	4,514,967,000	3,634,457,000								159,901,000	992,124,000	453,647,000
Current liabilities	614,570,000	3,813,156,000	3,032,040,000								96,803,000	600,625,000	581,823,000
Non-current liabilities	3,905,000	24,227,000	32,724,000								535,000	3,317,000	4,146,000
Total liabilities	618,475,000	3,837,383,000	3,064,764,000								97,338,000	603,942,000	585,969,000
Net revenues	1,282,429,000	7,956,963,000	6,324,998,000	5,193,809,000							54,245,000	336,568,000	311,950,000	212,898,000
Net loss	14,202,000	88,117,000	(142,865,000)	(443,851,000)							(24,432,000)	(151,589,000)	(29,118,000)	(57,287,000)
Net cash provided by (used in) operating activities	42,706,000	264,974,000	272,708,000	(133,952,000)							(101,727,000)	(631,178,000)	104,006,000	72,580,000
Net cash used in investing activities	(43,938,000)	(272,618,000)	(454,462,000)	613,478,000							(20,153,000)	(125,043,000)	(161,000)	(57,000)
Net cash provided by financing activities	704,000	4,366,000	114,241,000	(241,310,000)									18,000,000
Revenue contribution, percentage of total revenues											4.20%	4.20%	4.90%	4.10%
Restricted cash as pledge or collateral											$ 909,000	5,639,000	4,775,000